Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments and Risk Management [Abstract]
Schedule of Financial Assets and Liabilities at Amortized Cost
	As of
	December 31, 2023	December 31, 2024	December 31, 2024
	RM	RM	Convenience Translation USD
Financial assets at amortized cost
Cash	823,524	474,716	106,191
Trade receivables	1,990,414	8,409,351	1,881,118
Other receivables	4,513,832	2,103,818	470,611
Fixed deposits	1,136,256	1,179,430	263,831

Financial liabilities at amortized cost
Trade payables	423,787	—	—
Other payables	692,841	422,973	94,616
Bank borrowings	3,973,999	3,367,302	753,243
Lease liabilities	209,571	162,577	36,368
Amount due to shareholders	886	—	—
Amount due to director	137,181	—	—

Schedule of Amounts Disclosed in the Table are the Contractual Undiscounted Cash Flows Includes Principal and Interest
	As of
	December 31, 2023	December 31, 2024	December 31, 2024
	RM	RM	Convenience Translation USD
Bank borrowings Repayment within:
Less than 1 year	773,744	976,072	218,341
Between 1 and 2 years	773,744	963,436	215,515
Between 2 and 5 years	1,823,933	1,693,768	378,885
Over 5 years	38,102	288,536	64,544

Bank overdraft
Repayment within less than 1 year	1,064,530	104,587	23,395

Lease liabilities
Repayment within:
Less than 1 year	57,084	60,204	13,467
Between 1 and 2 years	60,204	61,884	13,843
Between 2 and 5 years	98,532	45,732	10,230
Over 5 years	20,426	11,342	2,537

Trade payables
Repayment within less than 1 year	423,787	—	—

Other payables
Repayment within less than 1 year	692,841	422,973	94,616

Amount due to director
Repayment within less than 1 year	137,181	—	—

Amount due to shareholder
Repayment within less than 1 year	886	—	—

Schedule of Credit Risk
	As of
	December 31, 2023	December 31, 2024	December 31, 2024
	RM	RM	Convenience Translation USD
Trade receivables
Collection within less than 1 year	1,990,414	8,409,351	1,881,118

Other receivables
Collection within less than 1 year	4,513,832	2,103,818	470,611

	As of
	December 31, 2023	December 31, 2024	December 31, 2024
	RM	RM	Convenience Translation USD
Lifetime expected credit loss
As at January 1	90,205	—	—
Decrease in expected credit loss	(90,205)	—	—
As at December 31	—	—	—

Schedule of Capital Includes Equity Attributable to the Owners of the Parent and Non-Controlling Interest
	As of
	December 31, 2023	December 31, 2024	December 31, 2024
	RM	RM	Convenience Translation USD
Net debt	3,478,485	2,298,706	514,205
Total equity	10,218,691	17,384,201	3,888,736
Total capital	13,697,176	19,682,907	4,402,941

Gearing ratio	25.40%	11.68%	11.68%